SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 187	$ 303	$ 3,033	$ 665
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue			2,983	553
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Revenue			4	65
ISRAEL
Disaggregation of Revenue [Line Items]
Revenue			27
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 19	$ 47